Segment information - Narrative (Detail) € in Millions	12 Months Ended
	Sep. 30, 2022 EUR (€) segment	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Impairment loss	€ 254.9	€ 0.6	€ 0.1
Number of reportable segments | segment	3
Number of operating segments | segment	5
Tennis | Operating segments
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Impairment loss	€ 1.9
Bike & Outdoor | Operating segments
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Impairment loss	€ 252.9